UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8322
State Street Research Securities Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	10/31

Date of reporting period:	5/1/04 - 7/31/04

Item 1:  Schedule of Investments

State Street Research Legacy Fund

Portfolio Holdings  July 31, 2004 (Unaudited)

Issuer	Shares	Value

Common Stocks 97.8%

Automobiles & Transportation 0.6%

Air Transport 0.6%
Expeditors International Inc.	39,000	$1,809,990
Total Automobiles & Transportation		1,809,990

Consumer Discretionary 21.5%

Casinos/Gambling, Hotel/Motel 3.5%
International Game Technology Inc.	145,100	4,692,534
Marriott International Inc.	97,400	4,753,120
Starwood Hotels + Resorts Inc.	34,000	1,530,000
		10,975,654

Commercial Services 2.6%
eBay Inc.*	49,200	3,853,836
InterActivecorp*	24,803	677,122
Manpower Inc.	85,500	3,723,525
		8,254,483

Communications, Media & Entertainment 1.7%
Walt Disney Co.	226,700	5,234,503

Consumer Electronics 3.1%
Harman International Inc.	35,900	3,077,707
Yahoo!, Inc.*	208,800	6,431,040
		9,508,747

Printing & Publishing 2.5%
News Corp. Ltd. ADR	227,000	7,695,300

Restaurants 0.9%
Starbucks Corp.*	62,500	2,935,000

Retail 4.4%
Nordstrom Inc.	66,700	2,928,130
Petsmart Inc.	51,900	1,609,419
Staples Inc.*	118,100	3,410,728
Target Corp.	131,500	5,733,400
		13,681,677

Shoes 1.1%
Nike Inc.	47,400	3,446,454

Textile Apparel Manufacturers 1.7%
Coach Inc.*	53,800	2,302,102
Polo Ralph Lauren Corp.*	94,500	3,114,720
		5,416,822
Total Consumer Discretionary		67,148,640

Consumer Staples 6.0%

Beverages 2.1%
Coca-Cola Co.	149,100	6,539,526

Household Products 3.9%
Clorox Co.	80,200	3,991,554
Procter & Gamble Co.	153,600	8,010,240
		12,001,794
Total Consumer Staples		18,541,320

Financial Services 13.7%

Banks & Savings & Loan 0.9%
Goldman Sachs Group Inc.	31,600	2,786,804

Financial Data Processing Services & Systems 2.3%
Alliance Data Systems Corp.*	58,800	2,334,948
First Data Corp.	113,100	5,045,391
		7,380,339

Insurance 2.2%
American International Group Inc.	96,600	6,824,790

Miscellaneous Financial 7.7%
American Express Co.	106,050	5,329,012
Citigroup Inc.	134,006	5,908,325
Federal National Mortgage Assoc.	34,200	2,426,832
MBNA Corp.	152,200	3,757,818
Providian Financial Corp.*	194,100	2,686,344
SLM Corp.	102,100	3,871,632
		23,979,963

Securities Brokerage & Services 0.6%
Ameritrade Holding Corp.	165,800	1,838,722

Issuer	Shares	Value

Total Financial Services		42,810,618

Health Care 21.0%

Drugs & Biotechnology 15.3%
Allergan Inc.	46,300	3,502,132
Amgen Inc.*	29,450	1,675,116
Biogen Inc.*	87,900	5,274,000
Charles River Laboratories International Inc.*	75,300	3,393,771
Chiron Corp.	58,700	2,690,221
Elan Corp. ADR*	81,300	1,670,715
Genentech, Inc.*	31,200	1,518,816
IVAX Corp.*	69,800	1,664,730
Johnson & Johnson Ltd.	68,720	3,798,154
Millipore Corp.*	16,100	848,309
Novartis AG ADR	174,200	7,779,772
Pfizer Inc.	430,254	13,750,918
		47,566,654

Health Care Services 3.6%
Caremark Rx Inc.*	172,600	5,264,300
Unitedhealth Group Inc.	96,200	6,050,980
		11,315,280

Hospital Supply 2.1%
Alcon Inc.	22,300	1,708,180
Guidant Corp.	88,600	4,901,352
		6,609,532
Total Health Care		65,491,466

Materials & Processing 1.1%

Agriculture 1.1%
Monsanto Co.	92,100	3,339,546
Total Materials & Processing		3,339,546

Other 5.9%

Multi-Sector 5.9%
General Electric Co.	340,930	11,335,923
Tyco International Ltd.	229,700	7,120,700
Total Other		18,456,623

Other Energy 5.8%

Gas Pipelines 2.7%
EOG Resources Inc.	132,600	8,426,730

Miscellaneous Energy 1.4%
Consol Energy Inc.	122,100	4,376,064

Oil & Gas Producers 1.7%
Burlington Resources Inc.	51,900	1,981,023
Newfield Exploration Co.*	56,200	3,319,734
		5,300,757
Total Other Energy		18,103,551

Technology 20.8%

Electronics: Industrial 2.0%
Flextronics International Ltd.*	139,500	1,753,515
General Dynamics Corp.	44,400	4,387,608
		6,141,123

Communications Technology 6.0%
Cisco Systems Inc.*	501,480	10,460,873
Juniper Networks Inc.*	132,800	3,049,088
Qualcomm Inc.	74,000	5,111,920
		18,621,881

Computer Software 6.9%
Microsoft Corp.	478,840	13,627,786
Oracle Systems Corp.*	361,700	3,801,467
Red Hat, Inc.*	103,200	1,766,784
Symantec Corp.*	51,700	2,417,492
		21,613,529

Computer Technology 1.6%
Dell Inc.*	94,100	3,337,727
Zebra Technologies Corp.*	20,000	1,652,600
		4,990,327

Electronics: Semiconductors/Components 4.3%
Intel Corp.	245,860	5,994,067
Linear Technology Corp.	151,700	5,931,470
PMC Sierra Inc.*	132,000	1,568,160
		13,493,697
Total Technology		64,860,557

Issuer	Shares	Value

Utilities 1.4%
Cable Television & Radio 0.7%
Comcast Corp.*	80,990	2,170,532

Telecommunications 0.7%
Sprint Corp.	122,100	2,280,828
Total Utilities		4,451,360
Total Common Stocks (Cost $279,306,963)		305,013,671

Coupon Rate	Principal Amount	Maturity Date	Value

Commercial Paper 2.7%
Federal Home Loan Bank 1.33%	$5,594,000	8/02/2004	5,593,793
General Electric Capital Corp. 1.25%	2,721,000	8/05/2004	2,720,622
Total Commercial Paper (Cost $8,314,415)			8,314,415

Issuer	Shares	Value

Short-Term Investments 5.9%
State Street Navigator Securities Lending Prime Portfolio	18,421,882	18,421,882

Total Investments (Cost $306,043,260)	106.4%	$331,749,968

Cash and Other Assets, Less Liabilities	(6.4)%	(19,892,464)

Net Assets	100.0%	$311,857,504

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it filer or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Securities Trust Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Securities Trust

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: September 27, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: September 27, 2004